Biological assets (Details 3) - Cattle	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Heads of cattle [Member]
Disclosure of detailed information about biological assets [line items]
Opening balance	8,644	4,148
Acquisition birth costs	14,680	4,729
Handling costs
Cattle-raising costs
Sales	(2,006)	(136)
Deaths	(325)	(97)
Change in fair value (Note18)
Total balance	20,993	8,644
Cattle for production [Member]
Disclosure of detailed information about biological assets [line items]
Opening balance	13,435	5,241
Acquisition birth costs	14,311	6,476
Handling costs	9,415
Cattle-raising costs		5,667
Sales	(4,332)	(312)
Deaths	(476)	(69)
Change in fair value (Note18)	239	(3,568)
Effect of conversion	1,461
Total balance	34,053	13,435